VANECK RETAIL ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for geographic sectors.
Number
of Shares Value
COMMON STOCKS: 100.0%
Canada : 1.1%
Lululemon Athletica, Inc.
(USD) * 13,246 $ 2,752,651
Underline
China : 2.3%
JD.com, Inc. (ADR) 201,811 5,791,976
Underline
United States : 96.6%
Amazon.com, Inc. * 215,434 49,726,476
AutoZone, Inc. * 2,242 7,603,743
Best Buy Co., Inc. 21,704 1,452,649
Cardinal Health, Inc. 32,033 6,582,781
Carvana Co. * 16,741 7,065,037
Cencora, Inc. 25,197 8,510,287
Costco Wholesale Corp. 23,628 20,375,369
CVS Health Corp. 139,838 11,097,544
Dollar General Corp. 26,057 3,459,588
Dollar Tree, Inc. * 20,597 2,533,637
Number
of Shares Value
United States (continued)
Fastenal Co. 147,228 $ 5,908,260
Lowe's Companies, Inc. 45,634 11,005,095
McKesson Corp. 13,817 11,333,947
O'Reilly Automotive, Inc. * 115,190 10,506,480
Ross Stores, Inc. 40,104 7,224,335
Sysco Corp. 57,474 4,235,259
Target Corp. 54,347 5,312,419
The Home Depot, Inc. 35,552 12,233,443
The Kroger Co. 79,536 4,969,409
The TJX Companies, Inc. 80,191 12,318,139
Tractor Supply Co. 59,945 2,997,849
Ulta Beauty, Inc. * 5,762 3,486,068
Walmart, Inc. 258,643 28,815,417
238,753,231
Total Common Stocks
(Cost: $206,538,619) 247,297,858
Total Investments: 100.0%
(Cost: $206,538,619) 247,297,858
Other assets less liabilities: 0.0% 3,855
NET ASSETS: 100.0% $ 247,301,713
Definitions:
ADR American Depositary Receipt
USD United States Dollar
* Non-income producing
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 247,297,858 $ — $ — $ 247,297,858